Share Purchase Warrants	6 Months Ended
Apr. 30, 2023
Share Purchase Warrants [Abstract]
Share Purchase Warrants
7.	Share Purchase Warrants

The following table summarizes the changes in the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price (US$)

Balance, October 31, 2021 and April 30, 2022	526,666	$16.08

Issued	66,245	44.19	(*)

Balance, October 31, 2022	592,911	19.22

Issuance of underwriter warrants (note 6c(i))	57,692	8.125
Issuance of April 2023 warrants (note 5)	4,505,718	0.78
Expiration of warrants	(276,667)	27.62

Balance, April 30, 2023	4,879,654	$1.59

(*) Warrants issued with an exercise price of C$60.00.

As of April 30, 2023, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price		Exercise price (USD)	Expiry date

66,245	C$	60.00	$44.19	August 14, 2023
250,000	C$	4.50	$3.31	April 22, 2024
57,692		$8.125	$8.125	November 17, 2027
4,505,718		$0.78	$0.78	April 6, 2028
4,879,654